Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Intangible Assets [Abstract]
Schedule of intangible assets
	Useful Life	March 31, 2022	December 31, 2021
Proprietary technology and capitalized internal-use software	3 – 7 years	$34,791	$11,623
Work in process		2,291	1,481
Customer relationships	10 – 15 years	159,820	5,960
Trade names	10 – 15 years	24,980	11,820
Less: accumulated amortization		(8,934)	(5,760)
Intangible assets, net		$212,948	$25,124

	Useful Life	December 31, 2021	December 31, 2020
Capitalized internal-use software	3 years	$5,493	$5,374
Work in process		1,481	1,481
Proprietary technology	7 years	6,130	6,130
Customer relationships	15 years	5,960	—
Trade names	15 years	11,820	—
Less: accumulated amortization		(5,760)	(3,710)
Intangible assets, net		$25,124	$9,275

Schedule of amortization expense of intangible assets
Remainder of 2022	$16,951
2023	22,219
2024	22,087
2025	22,087
2026	22,087
Thereafter	105,226
$210,657

2022	$2,648
2023	2,221
2024	2,072
2025	2,061
2026	2,061
Thereafter	12,580
$23,643